INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Disclosure of detailed information about financial instruments [text block]

	2022	2021
	$ million	$ million
At 1 January	10	9
Additions	2	2
Fair value remeasurement	–	(1)
At 31 December	12	10